Financial Liabilities - Breakdown of Financial Liabilities (Details) - Telefónica, S.A. - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Total carrying amount	€ 37,061	€ 39,079
Total fair value	35,993	36,196
Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	1,893	2,368
Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	582	973
Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,311	1,395
Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	35,168	36,711
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	31,567	32,167
Total fair value	30,498	29,314
Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	31,567	32,167
Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	3,601	4,544
Total fair value	3,602	4,514
Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	3,601	4,544
Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	1,893	2,368
Total fair value	1,893	2,368
Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	1,893	2,368
Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	582	973
Derivative instruments | Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,311	1,395
Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0